Income Taxes - Temporary Differences (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 1,154.9	$ 1,901.0
Investments	1,811.1	1,590.0
Insurance reserves	1,967.1	1,594.0
Compensation and benefits	578.7	452.0
Other assets	182.7	246.0
Total gross assets before valuation allowance	5,694.5	5,783.0
Less: Valuation allowance	2,974.1	2,875.0
Assets, net of valuation allowance	2,720.4	2,908.0
Net unrealized investment gains	(2,707.9)	(1,861.0)
Deferred policy acquisition costs	(1,045.3)	(1,494.0)
Other liabilities	(9.9)	(66.0)
Total gross liabilities	(3,763.1)	(3,421.0)
Net deferred income tax liability	$ (1,042.7)	$ (513.0)